FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	R$ 89,532,052	R$ 74,082,444
Financial liabilities, Future Value	125,355,955	108,690,925
Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	9,492,973	13,485,638
Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	8,933,200	7,756,823
Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	43,336,181	31,848,867
Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	63,593,601	55,599,597
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	2,361,098	2,376,459
Financial liabilities, Future Value	2,361,098	2,376,459
Trade accounts payable | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	2,361,098	2,376,459
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	72,899,882	63,684,326
Financial liabilities, Future Value	101,540,320	89,708,210
Loans, financing and debentures | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	4,034,595	8,501,278
Loans, financing and debentures | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,619,518	5,692,149
Loans, financing and debentures | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	36,751,023	29,088,292
Loans, financing and debentures | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	54,135,184	46,426,491
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	5,191,760	3,984,070
Financial liabilities, Future Value	9,552,075	7,109,966
Lease liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	620,177	559,525
Lease liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	806,560	1,426,011
Lease liabilities | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	2,198,419	1,186,386
Lease liabilities | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	5,926,919	3,938,044
Liabilities for asset acquisition and subsidiaries
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	502,228	541,615
Financial liabilities, Future Value	573,920	618,910
Liabilities for asset acquisition and subsidiaries | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	116,376	103,132
Liabilities for asset acquisition and subsidiaries | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	112,155	101,149
Liabilities for asset acquisition and subsidiaries | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	253,419	315,989
Liabilities for asset acquisition and subsidiaries | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	91,970	98,640
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	8,117,400	2,917,913
Financial liabilities, Future Value	10,868,858	8,299,319
Derivative financial instruments | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,999,811	1,488,906
Derivative financial instruments | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,296,199	415,791
Derivative financial instruments | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	4,133,320	1,258,200
Derivative financial instruments | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	3,439,528	5,136,422
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	459,684	578,061
Financial liabilities, Future Value	459,684	578,061
Other liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	360,916	456,338
Other liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	R$ 98,768	R$ 121,723